UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2007

Check here if Amendment [   ];            Amendment Number: _________
     This Amendment (Check only one):          [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Cheyne Capital Management (UK) LLP
Address:     Stornoway House, 13 Cleveland Row, London SW1A 1DH

Form 13F File Number:   28-12483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Simon James

Title:        Compliance Officer

Phone:        +44 (0)20 7031 7560

Signature, Place, and Date of Signing:

         /s/ Simon James            London, England          November 12, 2007
         ---------------            ---------------          -----------------
           [Signature]              [City, State]                [Date]


Report Type:            (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       126

Form 13F Information Table Value Total:       $2,734,322
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number                  Name

1       28-11917                              Cheyne Capital Management Limited

                       Cheyne Capital Management (UK) LLP

                           Form 13F Information Table


              Name               Title Of          CUSIP       Value    SHRS or   SH/  Put/ Investment   Other     Voting Authority
                                  Class                       x$1000  PRN amount  PRN  call Discretion  Managers   Sole Shared None
----------------------------      -----            -----      ------  ----------  ---  ---- ----------  --------   ---- ------ ----

ACERGY S A                      Sponsored ADR      00443E104     1841     62000   SH           SOLE                62000
American Intl Group Inc         Com                026874107      474      7000   SH           SOLE                 7000
Alcan Inc                       Com                013716105   665872   6653400   SH           SOLE              6653400
Alliance Data Systems Corp      Com                018581108    85929   1109620   SH           SOLE              1109620
Allstate Corp                   Com                020002101     2574     45000   SH           SOLE                45000
Alsius Corporation              Com                021211107     2719    445725   SH           SOLE               445725
Alsius Corporation              *W Exp 08/03/200   021211115     1964   1609900   SH           SOLE              1609900
American Eagle Outfitters NE    Com                02553E106      395     15000   SH           SOLE                15000
TD Ameritrade Hldg Corp         Com                87236Y108      547     30000   SH           SOLE                30000
Liberty Media Corp New          DEB 0.750% 3/3     530718AF2     3350   3018000  PRN           SOLE              3018000
Apple Inc                       Com                037833100      998      6500   SH           SOLE                 6500
ARCELOR MITTAL                  NY REGISTRY SH     03937E101     1175     15000   SH           SOLE                15000
Archstone Smith Tr              Com                039583109   266571   4432500   SH           SOLE              4432500
ArvinMeritor Inc                Com                043353101     3874    230300   SH           SOLE               230300
Avaya Inc                       Com                053499109    76968   4538200   SH           SOLE              4538200
Axcelis Technologies Inc        Com                054540109     2657    520000   SH           SOLE               520000
Bed Bath & Beyond Inc           Com                075896100      427     12500   SH           SOLE                12500
Best Buy Inc                    Com                086516101      920     20000   SH           SOLE                20000
CPFL Energia S A                Sponsored ADR      126153105      757     13000   SH           SOLE                13000
Capstone Turbine Corp           Com                14067D102      903    752417   SH           SOLE               752417
Carnival Corp                   DBCV 1.132% 4/2    143658AV4    10759  15600000  PRN           SOLE             15600000
Centennial Communctns Corp N    CL A NEW           15133V208      607     60000   SH           SOLE                60000
CENVEO INC                      Com                15670S105      541     25000   SH           SOLE                25000
Chesapeake Energy Corp          Note 2.750%11/1    165167BW6       14     13000  PRN           SOLE                13000
Chubb Corp                      Com                171232101      536     10000   SH           SOLE                10000
Ciena Corp                      Note 3.750% 2/0    171779AA9      993   1000000  PRN           SOLE              1000000

              Name               Title Of          CUSIP       Value    SHRS or   SH/  Put/ Investment   Other     Voting Authority
                                  Class                       x$1000  PRN amount  PRN  call Discretion  Managers   Sole Shared None
----------------------------      -----            -----      ------  ----------  ---  ---- ----------  --------   ---- ------ ----

Cisco Sys Inc                   Com                17275R102     2980     90000   SH           SOLE                90000
Coach Inc                       Com                189754104      615     13000   SH           SOLE                13000
COGENT INC                      Com                19239Y108      779     49700   SH           SOLE                49700
Cognizant Technology Solutio    CL A               192446102      798     10000   SH           SOLE                10000
Commerce Bancorp Inc NJ         Com                200519106     1163     30000   SH           SOLE                30000
Commercial Metals Co            Com                201723103      475     15000   SH           SOLE                15000
Compuware Corp                  Com                205638109     3288    410000   SH           SOLE               410000
Covad Communications Group I    Com                222814204       19     28665   SH           SOLE                28665
CSX Corp                        Com                126408103      641     15000   SH           SOLE                15000
Delta Air Lines Inc Del         Com New            247361702    10204    568446   SH           SOLE               568446
Diamond Offshore Drilling In    Com                25271C102     8497     75000   SH           SOLE                75000
Domtar Corp                     Com                257559104    98605  12025000   SH           SOLE             12025000
Durect Corporation              Note 6.250% 6/1    266605AB0     3909   2176000  PRN           SOLE              2176000
EAGLE TEST SYS INC              Com                270006109      321     25000   SH           SOLE                25000
Earthlink Inc                   Com                270321102    33038   4171500   SH           SOLE              4171500
Electronic Arts Inc             Com                285512109      672     12000   SH           SOLE                12000
E M C Corp Mass                 Com                268648102      728     35000   SH           SOLE                35000
Ensco Intl Inc                  Com                26874Q100      842     15000   SH           SOLE                15000
Lauder Estee Cos Inc            CL A               518439104      637     15000   SH           SOLE                15000
Fairchild Semiconductor Corp    Note 5.000%11/0    303727AJ0     2016   2000000  PRN           SOLE              2000000
Flextronics Intl Ltd            Note 1.000% 8/0    33938EAL1    11409  12005000  PRN           SOLE             12005000
Florida Rock Inds Inc           Com                341140101    33707    539400   SH           SOLE               539400
FMC Technologies Inc            Com                30249U101     5766    100000   SH           SOLE               100000
FOCUS MEDIA HLDG LTD            Sponsored ADR      34415V109    17017    293300   SH           SOLE               293300
FORCE PROTECTION INC            Com New            345203202      650     30000   SH           SOLE                30000
Freeport-Mcmoran Copper & Go    Com                35671D857     1049     10000   SH           SOLE                10000
GAMMON Gold INC                 Com                36467T106    38874   3275000   SH           SOLE              3275000
Genentech Inc                   Com New            368710406     3121     40000   SH           SOLE                40000
GILDAN ACTIVEWEAR INC           Com                375916103      473     12000   SH           SOLE                12000
GOOGLE INC                      CL A               38259P508      766      1350   SH           SOLE                 1350
Great Atlantic & Pac Tea Inc    Com                390064103    73866   2425000   SH           SOLE              2425000


              Name               Title Of          CUSIP       Value    SHRS or   SH/  Put/ Investment   Other     Voting Authority
                                  Class                       x$1000  PRN amount  PRN  call Discretion  Managers   Sole Shared None
----------------------------      -----            -----      ------  ----------  ---  ---- ----------  --------   ---- ------ ----

Halliburton Co                  Com                406216101     9600    250000   SH           SOLE               250000
HORSEHEAD Hldg Corp             Com                440694305    39494   1761538   SH           SOLE              1761538
HUNTSMAN CORP                   Com                447011107   291389  10999970   SH           SOLE             10999970
Intel Corp                      Com                458140100      776     30000   SH           SOLE                30000
IPC HLDGS LTD                   ORD                G4933P101     1820     63100   SH           SOLE                63100
ISHARES TR                      MSCI EMERG MKT     464287234     1542     10316   SH           SOLE                10316
Ivax Corp                       Note 4.500% 5/1    465823AG7    10431  10063000  PRN           SOLE             10063000
Penney J C Inc                  Com                708160106     7034    111000   SH           SOLE               111000
Joy Global Inc                  Com                481165108      254      5000   SH           SOLE                 5000
KBR INC                         Com                48242W106      582     15000   SH           SOLE                15000
Kohls Corp                      Com                500255104      860     15000   SH           SOLE                15000
LAIDLAW INTL INC                Com                50730R102    73046   2074000   SH           SOLE              2074000
Lockheed Martin Corp            DBCV 8/1           539830AP4     6934   4550000  PRN           SOLE              4550000
Lowes Cos Inc                   Com                548661107      280     10000   SH           SOLE                10000
Massey Energy Corp              Com                576206106     1527     70000   SH           SOLE                70000
Maxim Integrated Prods Inc      Com                57772K101      355     12100   SH           SOLE                12100
M D C Hldgs Inc                 Com                552676108      409     10000   SH           SOLE                10000
Medtronic Inc                   Note 1.500% 4/1    585055AL0      412    370000  PRN           SOLE               370000
Metlife Inc                     Com                59156R108      872     12500   SH           SOLE                12500
Nabors Industries Ltd           SHS                G6359F103      215      7000   SH           SOLE                 7000
NASDAQ STOCK MARKET INC         Com                631103108     1130     30000   SH           SOLE                30000
National Semiconductor Corp     Com                637640103     1220     45000   SH           SOLE                45000
Navisite Inc                    Com New            63935M208      472     53700   SH           SOLE                53700
Nii Hldgs Inc                   CL B New           62913F201      822     10000   SH           SOLE                10000
Noble Corporation               SHS                G65422100      736     15000   SH           SOLE                15000
North Amern Ins Leaders Inc     Unit 03/21/2010    65687M203     2129    262500   SH           SOLE               262500
North Amern Ins Leaders Inc     *W Exp 03/21/201   65687M112      128    212500   SH           SOLE               212500
North Amern Ins Leaders Inc     Com                65687M104     1636    212500   SH           SOLE               212500
NORTHWEST AIRLS CORP            Com                667280408     1867    104902   SH           SOLE               104902
Nvidia Corp                     Com                67066G104      544     15000   SH           SOLE                15000
SPDR TR                         UNIT SER 1         78462F103      233      1000   SH           SOLE                 1000
Office Depot Inc                Com                676220106      309     15000   SH           SOLE                15000


              Name               Title Of          CUSIP       Value    SHRS or   SH/  Put/ Investment   Other     Voting Authority
                                  Class                       x$1000  PRN amount  PRN  call Discretion  Managers   Sole Shared None
----------------------------      -----            -----      ------  ----------  ---  ---- ----------  --------   ---- ------ ----

Omnicom Group Inc               Note 7/3           681919AM8     5144   5000000  PRN           SOLE              5000000
Paetec Holding Corp             Com                695459107      683     54781   SH           SOLE                54781
Patterson Uti Energy Inc        Com                703481101      203      9000   SH           SOLE                 9000
Penn Natl Gaming Inc            Com                707569109   169801   2877000   SH           SOLE              2877000
Pinnacle Gas Resources Inc      Com                723464301     3384    685000   SH           SOLE               685000
PPG Inds Inc                    Com                693506107      378      5000   SH           SOLE                 5000
Qualcomm Inc                    Com                747525103     1242     29400   SH           SOLE                29400
QWEST COMMUNICATIONS INTL IN    Note 3.500%11/1    749121BY4    66767  40000000  PRN           SOLE             40000000
RECKSON OPER PARTNERSHIP L P    DEB 4.000% 6/1     75621LAJ3     8853   8400000  PRN           SOLE              8400000
Rowan Cos Inc                   Com                779382100      366     10000   SH           SOLE                10000
Sandisk Corp                    Note 1.000% 5/1    80004CAC5     9704  10215000  PRN           SOLE             10215000
AT&T INC                        Com                00206R102      212      5000   SH           SOLE                 5000
SLM Corp                        Com                78442P106    99340   2000000   SH           SOLE              2000000
SPREADTRUM COMMUNICATIONS IN    ADR                849415203      291     20500   SH           SOLE                20500
Stone Energy Corp               Com                861642106     3201     80000   SH           SOLE                80000
STREETTRACKS GOLD TR            Gold SHS           863307104     6101     83000   SH           SOLE                83000
Symmetricom Inc                 Note 3.250% 6/1    871543AB0     2263   2725000  PRN           SOLE              2725000
Symmetricom Inc                 Com                871543104     1175    250000   SH           SOLE               250000
Tellabs Inc                     Com                879664100     3237    340000   SH           SOLE               340000
TITAN INTL INC ILL              Com                88830M102    35910   1125000   SH           SOLE              1125000
Transocean Inc                  Ord                G90078109    63591    562500   SH           SOLE               562500
TRAVELERS COMPANIES INC         Com                89417E109      503     10000   SH           SOLE                10000
Tribune Co New                  Com                896047107    27115    992500   SH           SOLE               992500
TRIDENT MICROSYSTEMS INC        Com                895919108     1112     70000   SH           SOLE                70000
PROSHARES TR                    ULTRASHT SP500     74347R883     3812     75230   SH           SOLE                75230
United Rentals Inc              Com                911363109   193369   6010840   SH           SOLE              6010840
VAALCO ENERGY INC               Com New            91851C201      114     25000   SH           SOLE                25000
Valero Energy Corp New          Com                91913Y100     2351     35000   SH           SOLE                35000
VIRGIN MEDIA INC                Com                92769L101    25333   1043785   SH           SOLE              1043785
Vornado Rlty L P                DEB 3.875% 4/1     929043AC1    26086  19950000  PRN           SOLE             19950000
Wal Mart Stores Inc             Com                931142103      698     16000   SH           SOLE                16000


              Name               Title Of          CUSIP       Value    SHRS or   SH/  Put/ Investment   Other     Voting Authority
                                  Class                       x$1000  PRN amount  PRN  call Discretion  Managers   Sole Shared None
----------------------------      -----            -----      ------  ----------  ---  ---- ----------  --------   ---- ------ ----

Weatherford International Lt    Com                G95089101     9741    145000   SH           SOLE               145000
Whirlpool Corp                  Com                963320106      722      8100   SH           SOLE                 8100
WHITING PETE CORP New           Com                966387102      311      7000   SH           SOLE                 7000
Xilinx Inc                      Com                983919101     1046     40000   SH           SOLE                40000
Yahoo Inc                       Com                984332106     8052    300000   SH           SOLE               300000
YAMANA GOLD INC                 Com                98462Y100     1763    150000   SH           SOLE               150000